AB Fixed Income Taxable Portfolio [Member] Annual Fund Operating Expenses - Intermediate Duration Portfolio	Mar. 31, 2025
AB Fixed-Income Taxable Portfolio
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
AB Fixed-Income Taxable Portfolio | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.43%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.04%
Component2 Other Expenses	0.46%
Other Expenses (as a percentage of Assets):	0.50%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.50%)	[1]
Net Expenses (as a percentage of Assets)	0.28%
AB Fixed-Income Taxable Portfolio Fee Waiver | Class Z
Prospectus [Line Items]
Fee Waiver or Reimbursement	(0.15%)	[2]
AB Fixed-Income Taxable Portfolio Net Management Fees | Class Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.28%

[1]
Restated to reflect new expense limitations, which became effective on November 7, 2025. The Manager has contractually agreed to waive its management fee and/or to bear certain expenses of the Portfolio to the extent necessary to prevent total Portfolio operating expenses (excluding any acquired fund fees and expenses other than the advisory fees of any AB Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions, and other transaction costs), on an annualized basis, from exceeding 0.28% of average daily net assets for Class Z shares. The agreement will remain in effect until January 31, 2027 and may only be terminated or changed with the consent of the Portfolio’s Board of Directors. In addition, the agreement will be automatically extended for one‑year terms unless the Manager provides notice of termination to the Portfolio at least 60 days prior to the end of the period.

[2]
Effective November 7, 2025, the Manager has contractually agreed to waive 0.15% of its management fee from the Portfolio until January 31, 2027. This waiver agreement may be terminated or changed only with the consent of the Board of Directors.